Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
January 31, 2023
TIE-NPRT1-0423
1.863104.115
Common Stocks - 94.8%
	Shares	Value ($)
Australia - 2.3%
BHP Group Ltd.	76,992	2,696,426
Imdex Ltd.	35,527	63,084
Macquarie Group Ltd.	6,717	896,109
National Australia Bank Ltd.	26,311	593,685
Steadfast Group Ltd.	15,983	59,380
Woodside Energy Group Ltd.	26,209	678,653
TOTAL AUSTRALIA		4,987,337
Austria - 0.2%
Erste Group Bank AG	10,309	389,458
Bailiwick of Jersey - 1.3%
Experian PLC	29,673	1,085,127
Ferguson PLC	2,314	324,080
Glencore PLC	198,747	1,330,986
Integrated Diagnostics Holdings PLC (a)	58,091	31,369
TOTAL BAILIWICK OF JERSEY		2,771,562
Belgium - 0.6%
Azelis Group NV	11,796	317,779
KBC Ancora	2,325	113,693
KBC Group NV	9,497	700,632
UCB SA	2,623	214,953
TOTAL BELGIUM		1,347,057
Bermuda - 0.7%
Credicorp Ltd. (United States)	6,350	852,805
Shangri-La Asia Ltd. (b)	675,299	589,610
TOTAL BERMUDA		1,442,415
Brazil - 0.3%
Localiza Rent a Car SA	62,896	733,619
Localiza Rent a Car SA	140	1,165
TOTAL BRAZIL		734,784
Canada - 7.4%
Barrick Gold Corp.	85,336	1,668,319
CAE, Inc. (b)	52,944	1,195,721
Cameco Corp.	26,920	753,246
Canadian Natural Resources Ltd.	12,149	745,713
Canadian Pacific Railway Ltd.	41,096	3,243,698
Constellation Software, Inc.	886	1,565,354
Franco-Nevada Corp.	7,723	1,132,838
McCoy Global, Inc. (b)	7,000	5,682
Nutrien Ltd.	19,481	1,612,594
Osisko Gold Royalties Ltd.	3,245	43,436
Pason Systems, Inc.	4,769	56,559
PrairieSky Royalty Ltd.	1,500	25,771
Richelieu Hardware Ltd.	22,598	672,055
Summit Industrial Income REIT	4,293	73,822
Suncor Energy, Inc.	32,262	1,119,732
The Toronto-Dominion Bank	29,317	2,028,427
TOTAL CANADA		15,942,967
Cayman Islands - 6.5%
Alibaba Group Holding Ltd. (b)	145,491	2,000,308
BeiGene Ltd. ADR (b)	2,828	723,968
Chlitina Holding Ltd.	8,200	61,066
Hansoh Pharmaceutical Group Co. Ltd. (a)	433,845	887,956
JD.com, Inc. Class A	63,624	1,889,211
Li Ning Co. Ltd.	62,528	618,131
Meituan Class B (a)(b)	80,484	1,799,291
Sunny Optical Technology Group Co. Ltd.	45,372	612,392
Tencent Holdings Ltd.	110,440	5,381,622
TOTAL CAYMAN ISLANDS		13,973,945
China - 3.3%
China Life Insurance Co. Ltd. (H Shares)	1,305,419	2,402,980
Guangzhou Automobile Group Co. Ltd. (H Shares)	781,998	562,594
Haier Smart Home Co. Ltd. (A Shares)	447,100	1,709,243
Industrial & Commercial Bank of China Ltd. (H Shares)	1,882,156	1,006,801
Shenzhen Inovance Technology Co. Ltd. (A Shares)	87,900	930,417
Tsingtao Brewery Co. Ltd. (H Shares)	43,669	421,617
TOTAL CHINA		7,033,652
Denmark - 0.5%
DSV A/S	2,279	375,021
Spar Nord Bank A/S	4,170	66,304
Vestas Wind Systems A/S	18,977	555,297
TOTAL DENMARK		996,622
Finland - 0.6%
Kone OYJ (B Shares)	6,909	375,856
Musti Group OYJ	2,804	47,372
Sampo Oyj (A Shares)	15,733	823,906
TOTAL FINLAND		1,247,134
France - 8.0%
Air Liquide SA	5,220	831,160
ALTEN	1,944	297,358
AXA SA	38,906	1,213,829
BNP Paribas SA	16,655	1,143,897
Capgemini SA	2,641	499,295
Edenred SA	14,866	807,917
Euroapi SASU (b)	459	7,368
Laurent-Perrier Group SA	309	41,319
Lectra	8,053	334,872
Legrand SA	11,881	1,059,359
LISI	2,624	58,195
LVMH Moet Hennessy Louis Vuitton SE	4,455	3,889,106
Safran SA	12,625	1,815,418
Sanofi SA	12,541	1,228,071
Teleperformance	1,270	352,074
TotalEnergies SE (c)	36,104	2,231,978
Vetoquinol SA	1,089	100,987
VINCI SA	6,187	699,067
Vivendi SA	44,442	476,290
TOTAL FRANCE		17,087,560
Germany - 5.2%
Bayer AG	12,176	757,894
CTS Eventim AG (b)	5,048	352,874
Deutsche Borse AG	5,535	990,446
Deutsche Post AG	11,025	474,700
Hannover Reuck SE	3,935	796,552
Linde PLC	9,193	3,024,736
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,734	623,974
Nexus AG	1,420	79,503
Rheinmetall AG	3,742	870,577
RWE AG	17,282	766,556
Scout24 AG (a)	1,232	71,496
Siemens AG	9,561	1,493,479
Stabilus Se	907	62,318
Vonovia SE	31,208	881,560
TOTAL GERMANY		11,246,665
Greece - 0.6%
National Bank of Greece SA (b)	281,937	1,332,083
Hong Kong - 1.1%
AIA Group Ltd.	211,852	2,395,548
Hungary - 0.6%
Richter Gedeon PLC	53,390	1,203,447
India - 3.9%
Axis Bank Ltd.	95,457	1,022,387
Bharat Heavy Electricals Ltd.	667,501	643,661
Embassy Office Parks (REIT)	16,500	66,287
Housing Development Finance Corp. Ltd.	76,957	2,482,699
Indian Energy Exchange Ltd. (a)	22,219	37,872
Kotak Mahindra Bank Ltd.	12,615	268,402
Larsen & Toubro Ltd.	56,466	1,473,070
Reliance Industries Ltd.	1,800	52,036
Reliance Industries Ltd. sponsored GDR (a)	10,748	615,860
Shree Cement Ltd.	2,486	723,326
Solar Industries India Ltd.	19,062	936,704
TOTAL INDIA		8,322,304
Indonesia - 0.3%
PT Bank Rakyat Indonesia (Persero) Tbk	957,705	293,697
PT United Tractors Tbk	253,975	416,965
TOTAL INDONESIA		710,662
Ireland - 1.5%
Bank of Ireland Group PLC	57,110	607,585
Cairn Homes PLC	42,327	45,086
CRH PLC	17,367	811,430
CRH PLC sponsored ADR	26,646	1,254,494
Irish Residential Properties REIT PLC	28,335	35,179
Ryanair Holdings PLC sponsored ADR (b)	4,848	438,889
TOTAL IRELAND		3,192,663
Israel - 0.1%
Ituran Location & Control Ltd.	3,444	75,596
Maytronics Ltd.	2,232	27,030
Strauss Group Ltd.	1,269	32,368
Tel Aviv Stock Exchange Ltd.	8,000	48,209
TOTAL ISRAEL		183,203
Italy - 1.5%
Enel SpA	118,560	698,096
Eni SpA	55,426	852,908
Interpump Group SpA	12,603	654,651
Mediobanca SpA (c)	52,442	561,913
Prada SpA	88,300	564,639
TOTAL ITALY		3,332,207
Japan - 11.9%
Ai Holdings Corp.	1,800	30,408
Aoki Super Co. Ltd.	1,700	29,325
Artnature, Inc.	4,700	27,374
Aucnet, Inc.	3,000	43,628
Azbil Corp.	32,700	922,090
Broadleaf Co. Ltd.	24,300	85,795
Central Automotive Products Ltd.	1,100	20,541
Curves Holdings Co. Ltd.	19,600	125,308
Daiichikosho Co. Ltd.	4,000	124,373
Daikokutenbussan Co. Ltd.	700	29,317
DENSO Corp.	10,749	580,507
Digital Hearts Holdings Co. Ltd.	3,600	53,358
FANUC Corp.	2,600	459,393
FUJIFILM Holdings Corp.	9,034	478,090
Fujitec Co. Ltd.	2,000	49,554
Fujitsu Ltd.	2,883	410,480
Funai Soken Holdings, Inc.	3,150	68,174
Goldcrest Co. Ltd.	5,760	72,261
Hitachi Ltd.	23,993	1,258,252
Hoya Corp.	14,496	1,594,153
Ibiden Co. Ltd.	6,097	237,959
Idemitsu Kosan Co. Ltd.	11,856	296,409
Itochu Corp.	22,418	724,591
JEOL Ltd.	2,600	76,347
Keyence Corp.	4,384	2,018,257
Kobayashi Pharmaceutical Co. Ltd.	1,500	107,688
Koshidaka Holdings Co. Ltd.	14,800	107,164
Kusuri No Aoki Holdings Co. Ltd.	900	50,710
Lasertec Corp.	5,050	956,081
Medikit Co. Ltd.	2,800	53,103
Minebea Mitsumi, Inc.	21,997	383,467
Miroku Jyoho Service Co., Ltd.	3,400	42,613
Misumi Group, Inc.	31,700	797,809
Mitsubishi Estate Co. Ltd.	26,600	341,893
Mitsubishi UFJ Financial Group, Inc.	178,694	1,308,912
Mitsuboshi Belting Ltd.	1,000	28,534
Mitsui Fudosan Co. Ltd.	8,620	161,570
Nagaileben Co. Ltd.	6,500	98,473
Nihon Parkerizing Co. Ltd.	14,300	105,582
NS Tool Co. Ltd.	5,700	47,041
NSD Co. Ltd.	4,200	75,457
OBIC Co. Ltd.	1,750	280,572
ORIX Corp.	40,136	705,711
OSG Corp.	18,180	285,333
Paramount Bed Holdings Co. Ltd.	2,100	40,333
ProNexus, Inc.	4,800	36,014
Recruit Holdings Co. Ltd.	47,822	1,537,968
Renesas Electronics Corp. (b)	41,382	425,659
San-Ai Obbli Co. Ltd.	5,600	58,264
Shidax Corp.	3,600	18,177
Shin-Etsu Chemical Co. Ltd.	5,860	863,900
Shiseido Co. Ltd.	5,087	264,402
SHO-BOND Holdings Co. Ltd.	13,680	583,673
Shoei Co. Ltd.	2,800	107,816
SK Kaken Co. Ltd.	320	107,105
SoftBank Group Corp.	9,499	449,702
Software Service, Inc.	600	40,689
Sony Group Corp.	3,512	313,803
Sumitomo Mitsui Financial Group, Inc.	22,597	982,090
Suzuki Motor Corp.	14,721	551,923
Techno Medica Co. Ltd.	500	6,696
The Monogatari Corp.	920	46,097
TIS, Inc.	11,960	344,871
Tocalo Co. Ltd.	4,800	45,981
Tokio Marine Holdings, Inc.	39,246	821,996
Toyota Motor Corp.	115,597	1,697,625
USS Co. Ltd.	21,600	355,281
YAKUODO Holdings Co. Ltd.	2,300	45,925
TOTAL JAPAN		25,499,647
Kenya - 0.1%
Safaricom Ltd.	1,152,960	216,701
Korea (South) - 4.3%
BGF Retail Co. Ltd.	432	65,398
Hyundai Mipo Dockyard Co. Ltd. (b)	8,921	585,131
Hyundai Motor Co.	6,626	902,164
Korea Aerospace Industries Ltd.	25,840	1,012,712
POSCO	6,007	1,474,280
Samsung Electronics Co. Ltd.	102,932	5,120,812
TOTAL KOREA (SOUTH)		9,160,497
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	13,844	426,832
Mexico - 0.5%
Grupo Financiero Banorte S.A.B. de CV Series O	55,870	463,415
Wal-Mart de Mexico SA de CV Series V	132,746	519,973
TOTAL MEXICO		983,388
Netherlands - 3.4%
Aalberts Industries NV	8,976	422,045
AerCap Holdings NV (b)	1,269	80,213
Airbus Group NV	15,899	1,993,192
ASML Holding NV (Netherlands)	5,951	3,937,464
BE Semiconductor Industries NV	1,000	70,969
IMCD NV	3,540	558,227
Universal Music Group NV	10,462	267,434
Yandex NV Series A (b)(d)	15,421	52,892
TOTAL NETHERLANDS		7,382,436
New Zealand - 0.1%
Auckland International Airport Ltd. (b)	37,317	205,376
Norway - 0.3%
Adevinta ASA Class B (b)	21,197	180,719
Kongsberg Gruppen ASA	4,158	164,960
Medistim ASA	1,698	37,425
Schibsted ASA (B Shares)	12,061	250,848
Volue A/S (b)	9,338	28,393
TOTAL NORWAY		662,345
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	15,040	4,255
Sberbank of Russia sponsored ADR (b)(d)	62,556	1,114
TOTAL RUSSIA		5,369
Singapore - 0.4%
United Overseas Bank Ltd.	42,758	971,917
South Africa - 1.3%
Absa Group Ltd.	77,879	890,014
Clicks Group Ltd.	12,886	196,534
Impala Platinum Holdings Ltd.	87,618	1,013,901
MTN Group Ltd.	70,799	597,601
Thungela Resources Ltd. (c)	3,371	43,845
TOTAL SOUTH AFRICA		2,741,895
Spain - 1.4%
Amadeus IT Holding SA Class A (b)	22,797	1,436,301
Banco Santander SA (Spain)	320,968	1,121,764
Cellnex Telecom SA (a)	4,510	176,738
Fluidra SA	3,051	53,601
Unicaja Banco SA (a)	135,207	165,658
TOTAL SPAIN		2,954,062
Sweden - 2.9%
Addlife AB	7,042	73,870
AddTech AB (B Shares)	26,491	421,521
Alleima AB	2,191	10,928
ASSA ABLOY AB (B Shares)	51,883	1,222,169
Atlas Copco AB (A Shares)	134,218	1,592,639
Epiroc AB (A Shares)	50,301	978,695
Hemnet Group AB	5,867	81,686
Investor AB (B Shares)	42,765	827,484
INVISIO AB	3,575	62,628
John Mattson Fastighetsforetag (b)	4,216	36,122
Lagercrantz Group AB (B Shares)	42,750	447,220
Sandvik AB	16,860	348,457
Teqnion AB	2,800	41,769
TOTAL SWEDEN		6,145,188
Switzerland - 4.4%
Nestle SA (Reg. S)	27,652	3,373,794
Novartis AG	1,843	166,624
Roche Holding AG (participation certificate)	7,806	2,436,802
Schindler Holding AG:
(participation certificate)	1,423	302,086
(Reg.)	107	21,552
Swiss Life Holding AG	791	466,565
Tecan Group AG	366	152,717
UBS Group AG	65,136	1,397,819
Zurich Insurance Group Ltd.	2,455	1,214,069
TOTAL SWITZERLAND		9,532,028
Taiwan - 4.1%
Addcn Technology Co. Ltd.	8,283	53,209
ECLAT Textile Co. Ltd.	55,281	921,140
HIWIN Technologies Corp.	118,940	888,534
Taiwan Semiconductor Manufacturing Co. Ltd.	353,765	6,237,413
Yageo Corp.	40,488	734,259
TOTAL TAIWAN		8,834,555
Thailand - 0.4%
Kasikornbank PCL (For. Reg.)	200,934	891,338
Turkey - 0.3%
Turkiye Petrol Rafinerileri A/S (b)	18,600	584,821
United Kingdom - 6.6%
Anglo American PLC (United Kingdom)	22,983	991,266
AstraZeneca PLC (United Kingdom)	4,022	526,932
BAE Systems PLC	158,419	1,677,032
Barratt Developments PLC	58,388	330,981
Beazley PLC	42,498	348,418
Bodycote PLC	17,934	143,936
BP PLC	101,457	612,826
Clarkson PLC	2,826	107,134
Compass Group PLC	52,465	1,253,285
Dechra Pharmaceuticals PLC	10,097	356,762
Helios Towers PLC (b)	21,949	28,954
Howden Joinery Group PLC	14,162	120,541
Imperial Brands PLC	16,284	408,504
InterContinental Hotel Group PLC ADR	10,150	718,113
Lloyds Banking Group PLC	982,367	639,320
Prudential PLC	36,928	613,561
Rightmove PLC	84,941	617,172
Shell PLC ADR	42,109	2,476,430
Spectris PLC	25,150	992,198
Spirax-Sarco Engineering PLC	1,395	198,296
Standard Chartered PLC (United Kingdom)	116,647	976,746
TOTAL UNITED KINGDOM		14,138,407
United States of America - 5.7%
Autoliv, Inc.	6,908	636,365
Lam Research Corp.	639	319,564
Marsh & McLennan Companies, Inc.	10,215	1,786,706
MasterCard, Inc. Class A	3,125	1,158,125
Moody's Corp.	3,005	969,864
Morningstar, Inc.	817	198,433
MSCI, Inc.	2,361	1,255,013
NICE Ltd. sponsored ADR (b)	4,201	871,413
NOV, Inc.	18,142	443,390
Otis Worldwide Corp.	4,615	379,491
PriceSmart, Inc.	4,171	309,947
ResMed, Inc.	6,710	1,532,363
S&P Global, Inc.	2,455	920,478
Sherwin-Williams Co.	2,905	687,294
Visa, Inc. Class A	3,425	788,469
TOTAL UNITED STATES OF AMERICA		12,256,915
TOTAL COMMON STOCKS (Cost $175,691,847)		203,466,992

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (b)(d)(e)	577	114,200
Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.8%
Ambev SA sponsored ADR	110,741	294,571
Itau Unibanco Holding SA	189,245	944,305
Petroleo Brasileiro SA - Petrobras sponsored ADR	49,118	569,769
		1,808,645
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	9,415	562,986
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,371,631
TOTAL PREFERRED STOCKS (Cost $2,307,785)		2,485,831

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	8,224,827	8,226,472
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	1,744,990	1,745,165
TOTAL MONEY MARKET FUNDS (Cost $9,971,633)		9,971,637

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $187,971,265)	215,924,460
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,381,577)
NET ASSETS - 100.0%	214,542,883

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,786,240 or 1.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $114,200 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	5,394,098	43,480,499	40,648,125	65,202	-	-	8,226,472	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	2,836,886	7,108,891	8,200,612	4,093	-	-	1,745,165	0.0%
Total	8,230,984	50,589,390	48,848,737	69,295	-	-	9,971,637

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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